Stockholders’ Equity (Details) - Schedule of activity related to RSUs	12 Months Ended
Dec. 31, 2021 $ / shares shares
RSAs non-vested at January 1, 2021 [Member]
Stockholders’ Equity (Details) - Schedule of activity related to RSUs [Line Items]
Total shares (in Shares) | shares
Grant date fair value
RSAs granted [Member]
Stockholders’ Equity (Details) - Schedule of activity related to RSUs [Line Items]
Total shares (in Shares) | shares	112,010
RSAs granted [Member] | Minimum [Member]
Stockholders’ Equity (Details) - Schedule of activity related to RSUs [Line Items]
Grant date fair value	$ 2.71
RSAs granted [Member] | Maximum [Member]
Stockholders’ Equity (Details) - Schedule of activity related to RSUs [Line Items]
Grant date fair value	$ 4.32
RSAs vested [Member]
Stockholders’ Equity (Details) - Schedule of activity related to RSUs [Line Items]
Total shares (in Shares) | shares
Grant date fair value
RSAs forfeited [Member]
Stockholders’ Equity (Details) - Schedule of activity related to RSUs [Line Items]
Total shares (in Shares) | shares	(13,927)
RSAs forfeited [Member] | Minimum [Member]
Stockholders’ Equity (Details) - Schedule of activity related to RSUs [Line Items]
Grant date fair value	$ 3.75
RSAs forfeited [Member] | Maximum [Member]
Stockholders’ Equity (Details) - Schedule of activity related to RSUs [Line Items]
Grant date fair value	$ 4.32
RSAs non-vested September 30, 2021 [Member]
Stockholders’ Equity (Details) - Schedule of activity related to RSUs [Line Items]
Total shares (in Shares) | shares	98,083
RSAs non-vested September 30, 2021 [Member] | Minimum [Member]
Stockholders’ Equity (Details) - Schedule of activity related to RSUs [Line Items]
Grant date fair value	$ 2.71
RSAs non-vested September 30, 2021 [Member] | Maximum [Member]
Stockholders’ Equity (Details) - Schedule of activity related to RSUs [Line Items]
Grant date fair value	$ 4.32